REDEEMABLE NON-CONTROLLING INTERESTS AND NON-CONTROLLING INTERESTS - Schedule of Non-controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-controlling interests
Non-controlling interests in TC PipeLines, LP	$ 1,682	$ 1,634
Non-controlling interest in TC PipeLines, LP	307	293	$ (185)
Redeemable non-controlling interest	(10)	0
Total non-controlling interests	297	293	(185)
Equity Attributable to Non-Controlling Interests
Non-controlling interests
Total non-controlling interests	(307)	(293)	$ 185
TC PipeLines, LP | Equity Attributable to Non-Controlling Interests
Non-controlling interests
Non-controlling interests in TC PipeLines, LP	$ 1,682	$ 1,634